[LOGO] ALLMERICA SELECT



[GRAPHIC]

.. Allmerica Select Life
.. Allmerica Select Inheiritage
.. Allmerica Select SPL


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                         [LOGO] ALLMERICA FINANCIAL(R)

                               Semi-Annual Report

                                 JUNE 30, 2002

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

John F. O'Brien, Chairman of the Board (AFLIAC) and President, CEO (FAFLIC) Mark A. Hug, President, CEO (AFLIAC) and Vice President (FAFLIC)
Richard M. Reilly, Senior Vice President
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  FT VIP Franklin Small Cap Fund
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT LIFE (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Life sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                   9/28/90    5/1/01  -18.97%  2.58%   10.08%   -18.86%
AIT Money Market Fund                                                   4/29/85    5/1/95    1.73%  4.18%    3.91%     4.31%
AIT Select Aggressive Growth Fund                                       8/21/92    5/1/95  -26.32% -4.33%    6.18%     3.07%
AIT Select Capital Appreciation Fund                                    4/28/95   4/28/95  -11.93%  7.28%   11.62%    11.61%
AIT Select Emerging Markets Fund                                        2/20/98   2/20/98   -8.26%    N/A   -7.83%    -7.83%
AIT Select Growth Fund                                                  8/21/92    5/1/95  -27.59% -0.57%    6.51%     7.06%
AIT Select Growth and Income Fund                                       8/21/92    5/1/95  -21.84% -1.07%    6.26%     6.32%
AIT Select International Equity Fund                                     5/2/94    5/1/95  -11.90% -0.37%    4.76%     5.24%
AIT Select Investment Grade Income Fund                                 4/29/85    5/1/95    6.62%  5.78%    5.40%     6.08%
AIT Select Strategic Growth Fund                                        2/20/98   2/20/98  -47.27%    N/A  -22.88%   -22.88%
AIT Select Strategic Income Fund                                         7/3/00    5/1/01    6.08%    N/A    7.14%     5.79%
AIT Select Value Opportunity Fund                                       4/30/93   2/20/98   -3.60%  7.95%   11.29%     5.69%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                          5/1/98    5/1/01  -23.73%    N/A   -1.44%   -19.98%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                    1/14/91    5/1/01  -18.42%  7.38%   12.21%   -17.24%
Alliance Premier Growth Portfolio                                       6/26/92    5/1/01  -27.36%  2.49%   11.00%   -28.84%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                    10/9/86    5/1/95  -10.71%  3.95%   11.29%     9.43%
Fidelity VIP Growth Portfolio                                           10/9/86    5/1/95  -27.00%  3.41%   10.90%     9.31%
Fidelity VIP High Income Portfolio                                      9/19/85    5/1/95   -9.81% -6.61%    2.43%    -0.73%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                          11/1/95    5/1/01  -21.95%  3.86%    8.30%   -20.58%
FT VIP Mutual Shares Securities Fund                                    11/8/96    5/1/01   -8.57%  6.83%    7.99%    -4.76%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                  -100.00%  -9.41%    6.04%   -96.98%
AIT Money Market Fund                                                  -100.00%  -7.56%   -0.51%    -2.51%
AIT Select Aggressive Growth Fund                                      -100.00% -33.98%    1.83%    -3.88%
AIT Select Capital Appreciation Fund                                   -100.00%  -4.02%    5.41%     5.39%
AIT Select Emerging Markets Fund                                       -100.00%     N/A  -25.49%   -25.49%
AIT Select Growth Fund                                                 -100.00% -13.09%    2.18%     0.49%
AIT Select Growth and Income Fund                                      -100.00% -13.69%    1.92%    -0.32%
AIT Select International Equity Fund                                   -100.00% -12.86%   -0.89%    -1.49%
AIT Select Investment Grade Income Fund                                -100.00%  -5.73%    1.00%    -0.58%
AIT Select Strategic Growth Fund                                       -100.00%     N/A  -46.06%   -46.06%
AIT Select Strategic Income Fund                                       -100.00%     N/A  -44.95%   -91.16%
AIT Select Value Opportunity Fund                                      -100.00%  -3.26%    6.84%    -9.07%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                        -100.00%     N/A  -18.59%   -97.29%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                   -100.00%  -3.91%    8.27%   -96.55%
Alliance Premier Growth Portfolio                                      -100.00%  -9.52%    7.00%   -99.96%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                   -100.00%  -7.83%    7.31%     3.05%
Fidelity VIP Growth Portfolio                                          -100.00%  -8.45%    6.90%     2.92%
Fidelity VIP High Income Portfolio                                     -100.00% -37.03%   -2.09%    -8.10%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                         -100.00%  -7.93%    1.06%   -97.45%
FT VIP Mutual Shares Securities Fund                                   -100.00%  -4.53%   -1.42%   -93.49%

*Performance returns given above are for the Allmerica Select Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT LIFE (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Life sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                        5/22/97    5/1/01  -15.98%  9.07%   8.85%    -11.62%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                            9/13/93    5/1/01  -28.89%  2.48%   7.81%    -29.78%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                             3/31/94   8/23/95  -11.76% -3.41%   2.00%      1.27%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                       -100.00%  -2.00%  -1.94%     -95.12%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                           -100.00%  -9.53%   2.90%    -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                            -100.00% -32.76%  -3.81%      -6.34%

*Performance returns given above are for the Allmerica Select Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT LIFE (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Life sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                   9/28/90   5/1/01   -18.98%  2.58%   10.08%   -18.86%
AIT Money Market Fund                                                   4/29/85   1/4/99     1.73%  4.11%    3.88%     3.80%
AIT Select Aggressive Growth Fund                                       8/21/92   1/4/99   -26.32% -4.33%    6.18%   -10.99%
AIT Select Capital Appreciation Fund                                    4/28/95   1/4/99   -11.93%  7.28%   11.62%     4.30%
AIT Select Emerging Markets Fund                                        2/20/98   1/4/99    -8.26%    N/A   -7.83%    -3.71%
AIT Select Growth Fund                                                  8/21/92   1/4/99   -27.59% -0.57%    6.51%   -11.67%
AIT Select Growth and Income Fund                                       8/21/92   1/4/99   -21.84% -1.07%    6.26%    -7.29%
AIT Select International Equity Fund                                     5/2/94   1/4/99   -11.90% -0.38%    4.75%    -4.13%
AIT Select Investment Grade Income Fund                                 4/29/85   1/4/99     6.62%  5.78%    5.40%     4.91%
AIT Select Strategic Growth Fund                                        2/20/98   1/4/99   -47.27%    N/A  -22.88%   -27.06%
AIT Select Strategic Income Fund                                         7/3/00   5/1/01     6.08%    N/A    7.14%     5.79%
AIT Select Value Opportunity Fund                                       4/30/93   1/4/99    -3.60%  7.96%   11.29%     7.40%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                          5/1/98   5/1/01   -23.74%    N/A   -1.44%   -19.98%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                    1/14/91   5/1/01   -18.43%  7.38%   12.21%   -17.25%
Alliance Premier Growth Portfolio                                       6/26/92   5/1/01   -27.36%  2.49%   11.00%   -28.85%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                    10/9/86   1/4/99   -10.71%  3.83%   11.22%     0.20%
Fidelity VIP Growth Portfolio                                           10/9/86   1/4/99   -27.00%  3.44%   10.92%    -6.43%
Fidelity VIP High Income Portfolio                                      9/19/85   1/4/99    -9.82% -6.41%    2.54%   -10.26%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                          11/1/95   5/1/01   -21.96%  3.86%    8.30%   -20.58%
FT VIP Mutual Shares Securities Fund                                    11/8/96   5/1/01    -8.57%  6.83%    7.99%    -4.76%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                  -100.00%  -8.83%    6.32%   -96.76%
AIT Money Market Fund                                                  -100.00%  -7.07%   -0.25%   -17.61%
AIT Select Aggressive Growth Fund                                      -100.00% -33.04%    2.12%   -36.65%
AIT Select Capital Appreciation Fund                                   -100.00%  -3.45%    5.81%   -17.00%
AIT Select Emerging Markets Fund                                       -100.00%     N/A  -24.81%   -27.03%
AIT Select Growth Fund                                                 -100.00% -12.51%    2.47%   -37.58%
AIT Select Growth and Income Fund                                      -100.00% -13.10%    2.21%   -31.69%
AIT Select International Equity Fund                                   -100.00% -12.29%   -0.54%   -27.57%
AIT Select Investment Grade Income Fund                                -100.00%  -5.15%    1.29%   -16.25%
AIT Select Strategic Growth Fund                                       -100.00%     N/A  -45.30%   -60.68%
AIT Select Strategic Income Fund                                       -100.00%     N/A  -43.65%   -90.95%
AIT Select Value Opportunity Fund                                      -100.00%  -2.68%    7.15%   -13.24%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                        -100.00%     N/A  -17.89%   -97.07%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                   -100.00%  -3.33%    8.55%   -96.33%
Alliance Premier Growth Portfolio                                      -100.00%  -8.94%    7.28%   -99.72%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                   -100.00%  -7.39%    7.51%   -22.07%
Fidelity VIP Growth Portfolio                                          -100.00%  -7.84%    7.20%   -30.56%
Fidelity VIP High Income Portfolio                                     -100.00% -35.81%   -1.68%   -35.66%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                         -100.00%  -7.35%    1.49%   -97.23%
FT VIP Mutual Shares Securities Fund                                   -100.00%  -3.96%   -0.91%   -93.28%

*Performance returns given above are for the Allmerica Select Life sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT LIFE (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Life sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                        5/22/97   5/1/01   -15.98%  9.07%   8.85%    -11.62%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                            9/13/93   5/1/01   -28.90%  2.48%   7.81%    -29.77%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                             3/31/94   1/4/99   -11.76% -3.43%   2.09%     -7.06%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                       -100.00%  -1.43%  -1.38%     -94.91%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                           -100.00%  -8.95%   3.22%    -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                            -100.00% -31.85%  -3.36%     -31.38%

*Performance returns given above are for the Allmerica Select Life sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT INHEIRITAGE (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                   9/28/90   9/19/94  -19.26%  2.22%    9.69%     0.00%
AIT Money Market Fund                                                   4/29/85   5/26/94    1.38%  3.81%    3.61%     3.94%
AIT Select Aggressive Growth Fund                                       8/21/92   4/25/94  -26.58% -4.67%    5.86%     2.71%
AIT Select Capital Appreciation Fund                                    4/28/95   4/28/95  -12.24%  6.90%   11.23%    11.23%
AIT Select Emerging Markets Fund                                        2/20/98   2/20/98   -8.58%    N/A   -8.16%    -8.16%
AIT Select Growth Fund                                                  8/21/92   5/19/94  -27.84% -0.92%    6.15%     6.70%
AIT Select Growth and Income Fund                                       8/21/92    5/1/94  -22.12% -1.42%    5.90%     6.39%
AIT Select International Equity Fund                                     5/2/94    5/3/94  -12.21% -0.72%    4.39%     4.39%
AIT Select Investment Grade Income Fund                                 4/29/85   1/21/97    6.24%  5.41%    5.07%     5.44%
AIT Select Strategic Growth Fund                                        2/20/98   2/20/98  -47.46%    N/A  -23.15%   -23.15%
AIT Select Strategic Income Fund                                         7/3/00    5/1/01    5.71%    N/A    6.77%     5.42%
AIT Select Value Opportunity Fund                                       4/30/93    6/1/94   -3.94%  7.58%   10.91%    11.05%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                          5/1/98    5/1/01  -24.01%    N/A   -1.78%   -20.26%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                    1/14/91    5/1/01  -18.71%  7.01%   11.82%   -17.54%
Alliance Premier Growth Portfolio                                       6/26/92    5/1/01  -27.61%  2.14%   10.61%   -29.09%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                    10/9/86   4/29/94  -11.03%  3.59%   10.90%    10.10%
Fidelity VIP Growth Portfolio                                           10/9/86   5/11/94  -27.26%  3.05%   10.52%     9.66%
Fidelity VIP High Income Portfolio                                      9/19/85   5/12/94  -10.13% -6.94%    2.08%    -0.06%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                          11/1/95    5/1/01  -22.23%  3.49%    7.92%   -20.86%
FT VIP Mutual Shares Securities Fund                                    11/8/96    5/1/01   -8.89%  6.46%    7.62%    -5.09%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                  -100.00%  -8.62%    7.59%    -4.82%
AIT Money Market Fund                                                  -100.00%  -6.62%    1.03%     0.06%
AIT Select Aggressive Growth Fund                                      -100.00% -37.17%    3.41%    -1.25%
AIT Select Capital Appreciation Fund                                   -100.00%  -2.82%    7.18%     7.18%
AIT Select Emerging Markets Fund                                       -100.00%     N/A  -26.88%   -26.88%
AIT Select Growth Fund                                                 -100.00% -12.63%    3.72%     3.16%
AIT Select Growth and Income Fund                                      -100.00% -13.28%    3.45%     2.86%
AIT Select International Equity Fund                                   -100.00% -12.37%    0.62%     0.62%
AIT Select Investment Grade Income Fund                                 -96.13%  -4.64%    2.55%    -3.20%
AIT Select Strategic Growth Fund                                       -100.00%     N/A  -51.94%   -51.94%
AIT Select Strategic Income Fund                                        -96.63%     N/A  -33.66%   -86.71%
AIT Select Value Opportunity Fund                                      -100.00%  -1.99%    8.48%     7.91%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                        -100.00%     N/A  -19.11%   -95.13%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                   -100.00%  -2.68%    9.85%   -94.46%
Alliance Premier Growth Portfolio                                      -100.00%  -8.72%    8.56%   -97.51%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                   -100.00%  -6.90%    8.87%     6.94%
Fidelity VIP Growth Portfolio                                          -100.00%  -7.57%    8.47%     6.44%
Fidelity VIP High Income Portfolio                                     -100.00% -40.73%   -0.65%    -4.47%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                         -100.00%  -7.02%    2.68%   -95.29%
FT VIP Mutual Shares Securities Fund                                   -100.00%  -3.35%    0.04%   -91.56%

*Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                        5/22/97    5/1/01  -16.28%  8.69%   8.47%    -11.94%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                            9/13/93    5/1/01  -29.14%  2.12%   7.44%    -30.02%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                             3/31/94   6/30/95  -12.07% -3.75%   1.73%      1.44%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                       -100.00%  -0.65%  -0.58%    -93.12%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                           -100.00%  -8.74%   4.50%    -97.78%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                            -100.00% -35.76%  -2.31%     -4.17%

*Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT INHEIRITAGE (FAFLIC)

Average Annual Total Returns as of 06/30/02

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                   9/28/90  10/19/95  -19.26%  2.22%    9.69%     8.03%
AIT Money Market Fund                                                   4/29/85  11/20/95    1.38%  3.81%    3.56%     3.90%
AIT Select Aggressive Growth Fund                                       8/21/92   8/28/95  -26.58% -4.67%    5.81%     0.24%
AIT Select Capital Appreciation Fund                                    4/28/95   4/28/95  -12.24%  6.90%   11.24%    11.24%
AIT Select Emerging Markets Fund                                        2/20/98   2/20/98   -8.59%    N/A   -8.14%    -8.14%
AIT Select Growth Fund                                                  8/21/92   8/28/95  -27.84% -0.92%    6.14%     4.54%
AIT Select Growth and Income Fund                                       8/21/92   9/10/95  -22.12% -1.42%    5.89%     4.18%
AIT Select International Equity Fund                                     5/2/94    5/3/94  -12.21% -0.72%    4.39%     4.40%
AIT Select Investment Grade Income Fund                                 4/29/85   9/11/98    6.24%  5.41%    5.04%     4.26%
AIT Select Strategic Growth Fund                                        2/20/98   2/20/98  -47.46%    N/A  -23.14%   -23.14%
AIT Select Strategic Income Fund                                         7/3/00    5/1/01    5.71%    N/A    6.77%     5.42%
AIT Select Value Opportunity Fund                                       4/30/93   9/17/95   -3.94%  7.58%   10.91%    11.34%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                          5/1/98    5/1/01  -24.01%    N/A   -1.78%   -20.26%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                    1/14/91    5/1/01  -18.71%  7.01%   11.82%   -17.54%
Alliance Premier Growth Portfolio                                       6/26/92    5/1/01  -27.62%  2.14%   10.61%   -29.10%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                    10/9/86   8/28/95  -11.03%  3.59%   10.90%     8.17%
Fidelity VIP Growth Portfolio                                           10/9/86   8/28/95  -27.26%  3.05%   10.52%     5.87%
Fidelity VIP High Income Portfolio                                      9/19/85   12/4/95  -10.13% -6.94%    2.07%    -2.45%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                          11/1/95    5/1/01  -22.24%  3.49%    7.92%   -20.86%
FT VIP Mutual Shares Securities Fund                                    11/8/96    5/1/01   -8.89%  6.46%    7.62%    -5.09%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                                                  -100.00%  -7.86%    7.85%     3.34%
AIT Money Market Fund                                                   -99.22%  -5.88%    1.26%    -1.56%
AIT Select Aggressive Growth Fund                                      -100.00% -35.44%    3.63%    -5.42%
AIT Select Capital Appreciation Fund                                   -100.00%  -2.10%    7.60%     7.60%
AIT Select Emerging Markets Fund                                       -100.00%     N/A  -25.75%   -25.75%
AIT Select Growth Fund                                                 -100.00% -11.85%    3.99%    -0.40%
AIT Select Growth and Income Fund                                      -100.00% -12.49%    3.72%    -0.88%
AIT Select International Equity Fund                                   -100.00% -11.59%    0.99%     1.00%
AIT Select Investment Grade Income Fund                                 -94.55%  -3.92%    2.80%   -13.27%
AIT Select Strategic Growth Fund                                       -100.00%     N/A  -50.30%   -50.30%
AIT Select Strategic Income Fund                                        -95.06%     N/A  -32.38%   -85.19%
AIT Select Value Opportunity Fund                                      -100.00%  -1.28%    8.78%     7.20%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                        -100.00%     N/A  -18.06%   -94.93%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio                                   -100.00%  -1.97%   10.10%   -94.25%
Alliance Premier Growth Portfolio                                      -100.00%  -7.96%    8.83%   -97.29%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio                                   -100.00%  -6.16%    9.13%     3.74%
Fidelity VIP Growth Portfolio                                          -100.00%  -6.83%    8.73%     1.13%
Fidelity VIP High Income Portfolio                                     -100.00% -38.94%   -0.37%    -9.21%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                                         -100.00%  -6.28%    3.15%   -95.08%
FT VIP Mutual Shares Securities Fund                                   -100.00%  -2.64%    0.64%   -91.35%

*Performance returns given above are for the Allmerica Select Inheritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT INHEIRITAGE (FAFLIC) CONTINUED

Average Annual Total Returns as of 06/30/02

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                         Without Surrender and
                                                                                                        Monthly Policy Charges
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                        5/22/97    5/1/01  -16.28%  8.69%   8.47%    -11.94%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                            9/13/93    5/1/01  -29.15%  2.12%   7.44%    -30.02%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                             3/31/94   8/28/95  -12.07% -3.75%   1.75%      1.02%

                                                                                          With Surrender and
                                                                                      Monthly Policy Charges
                                                                                                    10 Years
                                                                                         10 Years or Life of
                                                                                          or Life       Sub-
                                                                              1       5   of Fund    Account
Sub-Accounts                                                               Year   Years (if less)  (if less)
------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                       -100.00%   0.05%   0.10%    -92.91%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                           -100.00%  -7.99%   4.82%    -97.55%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                            -100.00% -34.05%  -1.91%     -4.50%

*Performance returns given above are for the Allmerica Select Inheritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT SPL (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                  With Surrender and
                                                                     Monthly Policy Charges              Monthly Policy Charges
                                                                                   10 Years                        10  10 Years
                                                   Sub-                 10 Years or Life of                  Years or   or Life
                                         Fund   Account                  or Life       Sub-                      Life   of Sub-
                                    Inception Inception       1      5   of Fund    Account       1       5   of Fund   Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                9/28/90    5/1/01  -19.05%  2.32%    9.77%   -18.94%   -31.52%  -1.02%    7.86%   -30.67%
AIT Money Market Fund                4/29/85   11/2/98    1.63%  4.08%    3.82%     3.87%   -11.48%   0.80%    2.02%    -0.41%
AIT Select Aggressive Growth Fund    8/21/92   11/2/98  -26.39% -4.42%    6.07%    -6.86%   -38.64%  -8.10%    4.21%   -11.68%
AIT Select Capital Appreciation
  Fund                               4/28/95   11/2/98  -12.02%  7.17%   11.51%     7.56%   -24.71%   3.98%    9.14%     3.40%
AIT Select Emerging Markets Fund     2/20/98   11/2/98   -8.35%    N/A   -7.92%    -2.13%   -21.15%     N/A  -12.26%    -6.67%
AIT Select Growth Fund               8/21/92   11/2/98  -27.66% -0.67%    6.41%    -7.49%   -39.87%  -4.14%    4.54%   -12.35%
AIT Select Growth and Income Fund    8/21/92   11/2/98  -21.92% -1.17%    6.16%    -5.24%   -34.31%  -4.67%    4.30%    -9.98%
AIT Select International Equity
  Fund                                5/2/94   11/2/98  -11.99% -0.47%    4.65%    -1.31%   -24.68%  -3.93%    2.49%    -5.81%
AIT Select Investment Grade Income
  Fund                               4/29/85   11/2/98    6.51%  5.68%    5.30%     4.93%    -6.74%   2.45%    3.45%    -0.69%
AIT Select Strategic Growth Fund     2/20/98   11/2/98  -47.32%    N/A  -22.95%   -25.01%   -58.93%     N/A  -29.37%   -32.04%
AIT Select Strategic Income Fund      7/3/00    5/1/01    5.97%    N/A    6.94%     5.68%    -7.27%     N/A   -0.12%    -6.53%
AIT Select Value Opportunity Fund    4/30/93   11/2/98   -3.70%  7.86%   11.18%     7.66%   -16.64%   4.69%    9.17%     3.51%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund       5/1/98    5/1/01  -23.81%    N/A   -1.68%   -20.05%   -36.14%     N/A   -5.74%   -31.77%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                          1/14/91    5/1/01  -18.50%  7.11%   11.90%   -17.32%   -30.99%   3.92%    9.96%   -29.08%
Alliance Premier Growth Portfolio    6/26/92    5/1/01  -27.43%  2.24%   10.69%   -28.91%   -39.65%  -1.11%    8.77%   -50.77%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income
  Portfolio                          10/9/86   11/2/98  -10.80%  3.85%   11.18%     1.58%   -23.53%   0.56%    9.25%    -2.79%
Fidelity VIP Growth Portfolio        10/9/86   11/2/98  -27.07%  3.31%   10.79%    -2.79%   -39.30%  -0.00%    8.87%    -7.36%
Fidelity VIP High Income Portfolio   9/19/85   11/2/98   -9.91% -6.70%    2.33%    -8.24%   -22.66% -10.54%    0.55%   -13.16%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund       11/1/95    5/1/01  -22.03%  3.59%    8.01%   -20.65%   -34.41%   0.29%    5.47%   -32.36%
FT VIP Mutual Shares Securities
  Fund                               11/8/96    5/1/01   -8.66%  6.56%    7.71%    -4.85%   -21.45%   3.35%    4.79%   -16.84%

*Performance returns given above are for the Allmerica Select SPL sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT SPL (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                  With Surrender and
                                                                     Monthly Policy Charges              Monthly Policy Charges
                                                                                   10 Years                            10 Years
                                                   Sub-                 10 Years or Life of                 10 Years or Life of
                                         Fund   Account                  or Life       Sub-                  or Life       Sub-
                                    Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund     5/22/97    5/1/01  -18.07%  8.79%   8.57%    -11.72%   -28.63%  5.64%   5.46%    -23.58%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio         9/13/93    5/1/01  -28.96%  2.22%   7.52%    -29.83%   -41.13% -1.13%   5.49%    -41.42%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
  Portfolio                          3/31/94   11/2/98  -11.85% -3.50%   2.00%     -4.72%   -24.54% -7.13%  -0.15%     -9.40%

*Performance returns given above are for the Allmerica Select SPL sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT SPL (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                  With Surrender and
                                                                     Monthly Policy Charges              Monthly Policy Charges
                                                                                   10 Years                            10 Years
                                                   Sub-                 10 Years or Life of                  10 Years   or Life
                                         Fund   Account                  or Life       Sub-                   or Life   of Sub-
                                    Inception Inception       1      5   of Fund    Account       1       5   of Fund   Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                9/28/90   5/1/01   -19.05%  2.32%    9.77%   -18.94%   -31.52%  -1.02%    7.86%   -30.67%
AIT Money Market Fund                4/29/85   5/1/01     1.63%  3.92%    3.63%     1.92%   -11.48%   0.63%    1.83%   -10.21%
AIT Select Aggressive Growth Fund    8/21/92   5/1/01   -26.39% -4.57%    5.89%   -25.35%   -38.64%  -8.26%    4.03%   -36.99%
AIT Select Capital Appreciation
  Fund                               4/28/95   5/1/01   -12.02%  7.01%   11.32%   -10.49%   -24.71%   3.82%    8.95%   -22.37%
AIT Select Emerging Markets Fund     2/20/98   5/1/01    -8.35%    N/A   -8.06%    -7.86%   -21.15%     N/A  -12.41%   -19.79%
AIT Select Growth Fund               8/21/92   5/1/01   -27.66% -0.82%    6.22%   -26.94%   -39.87%  -4.30%    4.36%   -38.56%
AIT Select Growth and Income Fund    8/21/92   5/1/01   -21.92% -1.32%    5.97%   -21.17%   -34.31%  -4.83%    4.11%   -32.87%
AIT Select International Equity
  Fund                                5/2/94   5/1/01   -11.99% -0.62%    4.47%   -16.02%   -24.68%  -4.09%    2.31%   -27.80%
AIT Select Investment Grade Income
  Fund                               4/29/85   5/1/01     6.51%  5.63%    5.86%     6.01%    -6.74%   2.40%    4.02%    -6.21%
AIT Select Strategic Growth Fund     2/20/98   5/1/01   -47.32%    N/A  -23.07%   -41.49%   -58.93%     N/A  -29.52%   -53.00%
AIT Select Strategic Income Fund      7/3/00   5/1/01     5.97%    N/A    6.94%     5.68%    -7.27%     N/A   -0.12%    -6.53%
AIT Select Value Opportunity Fund    4/30/93   5/1/01    -3.70%  7.69%   10.99%    -2.37%   -16.64%   4.51%    8.98%   -14.41%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund       5/1/98   5/1/01   -23.81%    N/A   -1.68%   -20.05%   -36.14%     N/A   -5.74%   -31.77%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                          1/14/91   5/1/01   -18.50%  7.11%   11.90%   -17.32%   -30.99%   3.92%    9.96%   -29.08%
Alliance Premier Growth Portfolio    6/26/92   5/1/01   -27.43%  2.24%   10.69%   -28.91%   -39.65%  -1.11%    8.77%   -50.77%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income
  Portfolio                          10/9/86   5/1/01   -10.80%  3.69%   10.98%   -10.41%   -23.53%   0.40%    9.05%   -22.29%
Fidelity VIP Growth Portfolio        10/9/86   5/1/01   -27.07%  3.15%   10.60%   -26.30%   -39.30%  -0.16%    8.68%   -37.93%
Fidelity VIP High Income Portfolio   9/19/85   5/1/01    -9.91% -6.84%    2.15%   -11.93%   -22.66% -10.69%    0.38%   -23.78%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund       11/1/95   5/1/01   -22.03%  3.59%    8.01%   -20.65%   -34.41%   0.29%    5.47%   -32.36%
FT VIP Mutual Shares Securities
  Fund                               11/8/96   5/1/01    -8.66%  6.56%    7.71%    -4.85%   -21.45%   3.35%    4.79%   -16.84%

*Performance returns given above are for the Allmerica Select SPL sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT SPL (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                      Without Surrender and                  With Surrender and
                                                                     Monthly Policy Charges              Monthly Policy Charges
                                                                                   10 Years                            10 Years
                                                   Sub-                 10 Years or Life of                 10 Years or Life of
                                         Fund   Account                  or Life       Sub-                  or Life       Sub-
                                    Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund     5/22/97   5/1/01   -16.07%  8.79%   8.57%    -11.72%   -28.63%  5.64%   5.46%    -23.58%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio         9/13/93   5/1/01   -28.96%  2.22%   7.52%    -29.83%   -41.13% -1.13%   5.49%    -41.42%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
  Portfolio                          3/31/94   5/1/01   -11.85% -3.65%   1.83%    -17.80%   -24.54% -7.29%  -0.32%    -29.55%

*Performance returns given above are for the Allmerica Select SPL sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Allmerica Select Life and Allmerica Select Inheiritage

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
These policies are individual and joint survivorship flexible premium variable life insurance policies with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
You may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
You may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the policy was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if you request a full surrender of the policy or a decrease in face amount during a surrender charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the separate account.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary among the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Allmerica Select SPL

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of your contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans and withdrawals may be taxable and would be subject to a 10% tax penalty prior to age 59 1/2 .

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of your contract value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the contracts. Please see the prospectus for a detailed description of the specific charges that apply to your contract.

Surrender Charges: These contracts provide for a contingent surrender charge which will be deducted if the Contract Owner requests a full surrender of the contract or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreased to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of contract and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.20% on an annual basis for administrative expenses of the separate contract.

Distribution Fee: This fee applies for the first ten contract years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: This charge is for the first contract year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the contract to cover administration of the contract.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                                Allmerica Select

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

Allmerica Select Variable Products are issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by Allmerica Investments, Inc. member NASD/SIPC. Allmerica Select is a division of the issuing companies.

                                  [IMSA LOGO]

                                     [LOGO]

                                   ALLMERICA
                                  FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES

First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company all states except NY . Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. . The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. . Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653

Annual Reports dated June 30, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8846), Inheiritage Account (File No. 811-8120), Allmerica Select Separate Account III (File No. 811-8859) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8987), Inheiritage Account (File No. 811-8304), Separate Account SPVL (File No. 811-10133), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on August 21, 2002. Accession number 0000927016-02-004243.